UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03757

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	5/31
Date of reporting period:	11/30/23

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

SEMI-ANNUAL REPORT November 30, 2023

IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.

If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at www.bnymellonim.com/us and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from June 1, 2023, through November 30, 2023, as provided by Portfolio Managers Jeffrey Burger and Thomas Casey of Insight North America LLC, sub-adviser.

Market and Fund Performance Overview

For the six-month period ended November 30, 2023, BNY Mellon California AMT-Free Municipal Bond Fund’s (the “fund”) Class A shares produced a total return of 1.69%, Class C shares returned 1.29%, Class I shares returned 1.81%, Class Y shares returned 1.72% and Class Z shares returned 1.79%.1 In comparison, the Bloomberg Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within California, achieved a total return of 2.29% for the same period.2

During the reporting period, municipal bonds posted strong gains. The fund underperformed the Index primarily due to duration and curve positioning.

The Fund’s Investment Approach

The fund seeks as high a level of current income, exempt from federal and California state income taxes, as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from federal and California state income taxes. The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund invests at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Insight North America LLC, the fund’s sub-adviser. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by the fund’s sub-adviser. The dollar-weighted, average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.

Markets Rebound Late in the Period

The municipal market benefited from easing inflation and by the slower pace of rate hikes by the Federal Reserve (the “Fed”). Though inflation ticked up toward the end of the period, the Fed made progress in reducing pricing pressures. After raising the federal funds rates three times in the first half of 2023, it hiked again in November 2023, bringing the federal funds target rate to 5.25%–5.50%, up from 5.00%–5.25% at the start of the period.

Despite the higher rates, the U.S. economy surprised investors by continuing to avoid a long-anticipated recession. Following a 2.2% expansion in the first quarter of 2023, the economy grew by 2.1% in the second quarter and 5.2% in the third quarter.

The municipal bond market experienced significant volatility during the period, declining in September and October 2023, and rebounding sharply in November. While the decline was fueled by the Fed’s “higher-for-longer” stance on interest rates, the rebound came as inflation continued to ease, and investors began to anticipate the end to the Fed’s rate-hiking cycle.

Fundamentals for municipal bond issuers remain generally positive, and technical factors have also been supportive. While retail demand has been tepid, supply has been constrained. In fact, the municipal bond market does not face the supply overhang that may weigh on the Treasury bond market. The need of state and local governments to issue new debt has also been minimized somewhat by federal assistance offered in response to the pandemic. In addition, since municipal issuers use debt to fund capital projects, not operations, they have greater discretion about when they issue new debt, and high rates have made issuance less attractive. Finally, refundings have dropped off because the Tax Cut and Jobs Act of 2017 eliminated advance refunding, and today’s high rates make refunding less attractive.

Duration and Curve Positioning Detracted from Returns

The fund’s underperformance versus the Index was driven largely by duration and curve positioning. The fund’s duration was shorter than the Index, which hindered returns as interest rates declined. In addition, the fund was positioned more heavily in the five-to-10-year portion of the curve, which lagged longer bonds. Finally, BBB rated bonds were the best-performing bonds during the period, and the fund was underweight that credit rating.

On the other hand, the fund’s overweight position in revenue bonds was beneficial. Positions in the transportation segment were especially advantageous. The fund did not make use of derivatives during the period.

Attractive Opportunities as the Rate-Hiking Cycle Winds Down

We remain optimistic about the municipal bond market, in part because we believe the Fed’s aggressive interest-rate hikes, which have hindered the market over the past 12 months, appear to be nearing an end. Although the market has rebounded recently, valuations are still attractive. On a tax-adjusted basis, yields are at generational highs in high-tax states such as California. Flows into mutual funds have not yet returned in a large way, but this is likely to change in the coming months as retail investors take notice of these attractive opportunities. Limited new issuance could also support price gains. Regarding fundamentals, we are somewhat less sanguine. Unlike many other issuers, the state is hindered by large deficits,

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

and an economic slowdown could weigh on weaker credits. On the plus side, the state still has abundant reserves.

December 15, 2023

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y and Class Z (which is closed to new investors) shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2 Source: Lipper Inc. — The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Municipal income may be subject to state and local taxes. Some income may be subject to the federal alternative minimum tax for certain investors. Capital gains, if any, are taxable. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds.

Legislative changes, state and local economic and business developments, may adversely affect the yield and/or value of municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, maturity of the obligation, and the rating of the issue.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon California AMT-Free Municipal Bond Fund, Inc. from June 1, 2023 to November 30, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended November 30, 2023

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.44	$8.30	$3.28	$3.18	$3.33
Ending value (after expenses)	$1,016.90	$1,012.90	$1,018.10	$1,017.20	$1,017.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended November 30, 2023

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.45	$8.32	$3.29	$3.18	$3.34
Ending value (after expenses)	$1,020.60	$1,016.75	$1,021.75	$1,021.85	$1,021.70
†

Expenses are equal to the fund’s annualized expense ratio of .88% for Class A, 1.65% for Class C, .65% for Class I, .63% for Class Y and .66% for Class Z, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 1.3%
Collateralized Municipal-Backed Securities - 1.3%
California Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; Federal National Mortgage Association)	2.35	12/1/2035	4,679,650		3,848,840
California Housing Finance Agency, Revenue Bonds, Ser. A	4.25	1/15/2035	4,207,268		4,142,334
Total Bonds and Notes (cost $9,528,189)			7,991,174

Long-Term Municipal Investments - 101.0%
California - 100.5%
ABAG Finance Authority for Nonprofit Corp., Revenue Bonds, Refunding (Sharp HealthCare Obligated Group) Ser. A	5.00	8/1/2043	13,250,000		13,255,472
Alameda Corridor Transportation Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2052	2,500,000		2,630,360
Allan Hancock Joint Community College District, GO, Ser. C	5.60	8/1/2047	11,375,000	[a]	7,966,932
Anaheim Community Facilities District, Special Tax Bonds, Refunding	4.00	9/1/2046	1,690,000		1,475,475
Anaheim Community Facilities District, Special Tax Bonds, Refunding	4.00	9/1/2041	4,325,000		3,957,740
California, GO	4.00	11/1/2035	1,000,000		1,053,158
California, GO, Refunding	4.00	10/1/2050	2,000,000		1,994,045
California, GO, Refunding	4.00	9/1/2043	3,500,000		3,552,093
California, GO, Refunding	5.00	4/1/2042	1,500,000		1,674,770
California, GO, Refunding	5.00	4/1/2042	2,000,000		2,110,702
California, GO, Refunding	5.00	8/1/2036	7,000,000		7,337,170
California, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.25	8/1/2032	5,000,000		5,927,030
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)	4.00	12/1/2027	2,000,000	[b]	1,987,193
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)	5.25	10/1/2031	5,000,000	[b]	5,155,433

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.5% (continued)
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1	5.00	3/1/2031	3,000,000	[b]	3,140,533
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. G	5.25	4/1/2030	6,000,000	[b]	6,250,500
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1	4.00	8/1/2031	10,500,000	[b]	10,245,119
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. D	5.50	11/1/2028	10,000,000	[b]	10,573,446
California County Tobacco Securitization Agency, Revenue Bonds, Refunding	5.00	6/1/2034	5,000,000		5,000,442
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	4.00	6/1/2049	1,000,000		900,755
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	5.00	6/1/2049	625,000		634,572
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2049	1,750,000		1,576,321
California Educational Facilities Authority, Revenue Bonds (Chapman University)	5.00	4/1/2045	2,305,000		2,325,916
California Educational Facilities Authority, Revenue Bonds (Chapman University)	5.00	4/1/2040	5,000,000		5,063,958
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2036	3,845,000		4,005,223
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2037	1,500,000		1,555,338
California Educational Facilities Authority, Revenue Bonds, Refunding (Occidental College)	5.00	10/1/2045	500,000		509,860
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	4.00	11/15/2045	6,000,000		5,551,033

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.5% (continued)
California Health Facilities Financing Authority, Revenue Bonds (Sutter Health Obligated Group) Ser. A	5.00	11/15/2048	3,000,000	3,077,812
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System/West Obligated Group) Ser. A	4.00	3/1/2039	2,665,000	2,561,082
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	2,000,000	2,019,849
California Health Facilities Financing Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	4/1/2045	3,000,000	2,863,535
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	10/1/2031	4,430,000	4,481,813
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	10/1/2030	3,500,000	3,541,925
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Stanford Health Care Obligated Group) Ser. A	5.00	11/15/2037	3,360,000	3,576,379
California Housing Finance Agency, Revenue Bonds, Ser. 2	4.00	3/20/2033	2,809,278	2,794,402
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	2,880,589	2,678,957
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	4,846,305	4,451,657
California Infrastructure & Economic Development Bank, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2044	625,000	641,207
California Infrastructure & Economic Development Bank, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2039	550,000	570,888

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.5% (continued)
California Infrastructure & Economic Development Bank, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2049	1,500,000		1,527,776
California Infrastructure & Economic Development Bank, Revenue Bonds (WFCS Portfolio Project)	5.00	1/1/2055	1,000,000	[c]	766,291
California Infrastructure & Economic Development Bank, Revenue Bonds (WFCS Portfolio Project) Ser. A-1	5.00	1/1/2056	1,250,000	[c]	953,865
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Academy of Motion Picture Arts & Sciences Obligated Group)	5.00	11/1/2041	2,250,000		2,250,225
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Academy of Motion Picture Arts & Sciences Obligated Group) Ser. A	4.00	11/1/2041	1,000,000		1,019,202
California Municipal Finance Authority, Revenue Bonds (Aldersly Project) Ser. B2	3.75	11/15/2028	2,990,000		2,990,852
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	1,500,000		1,500,837
California Municipal Finance Authority, Revenue Bonds (California Baptist University) Ser. A	5.00	11/1/2046	2,500,000	[c]	2,319,760
California Municipal Finance Authority, Revenue Bonds (Channing House Project) Ser. B	5.00	5/15/2047	2,500,000		2,587,646
California Municipal Finance Authority, Revenue Bonds (HumanGood California Obligated Group)	4.00	10/1/2049	2,000,000		1,760,829
California Municipal Finance Authority, Revenue Bonds (Insured; Build America Mutual)	5.00	5/15/2044	1,890,000		1,946,155
California Municipal Finance Authority, Revenue Bonds (Insured; Build America Mutual)	5.00	5/15/2043	3,040,000		3,136,861

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.5% (continued)
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	12/31/2035	1,500,000		1,555,224
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	6/30/2031	3,100,000		3,238,067
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Insured; Build America Mutual)	4.00	5/15/2032	1,155,000		1,176,746
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)	5.00	7/1/2046	2,170,000	[c]	1,980,909
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)	5.00	7/1/2041	1,750,000	[c]	1,644,632
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	5,000,000		4,841,518
California Municipal Finance Authority, Revenue Bonds, Refunding (Biola University)	5.00	10/1/2039	1,000,000		1,017,109
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2036	1,100,000		1,132,424
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2037	1,000,000		1,023,496
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2042	3,500,000		3,526,978
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. B	5.00	7/1/2042	2,500,000		2,519,270
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	2,000,000		2,027,937

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.5% (continued)
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2034	1,720,000		1,905,998
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2049	2,100,000		2,217,537
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2048	9,115,000	[c]	7,813,119
California Municipal Finance Authority, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2036	1,000,000		1,021,233
California Municipal Finance Authority, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2037	1,000,000		1,017,047
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	3,000,000	[b]	2,977,972
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	3,000,000		2,976,894
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	5.00	7/15/2046	2,000,000		2,178,589
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)	5.00	11/15/2046	1,000,000	[c]	878,480
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)	5.00	11/15/2036	500,000	[c]	477,938
California Public Finance Authority, Revenue Bonds, Refunding (Henry Mayo Newhall Hospital Obligated Group)	5.00	10/15/2047	3,000,000		3,009,943
California School Finance Authority, Revenue Bonds (Alliance for College-Ready Public Schools Obligated Group) Ser. A	5.00	7/1/2045	3,500,000	[c]	3,493,665

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.5% (continued)
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)	5.00	7/1/2049	1,100,000	[c]	1,071,526
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)	5.00	7/1/2043	1,255,000	[c]	1,255,399
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project) Ser. A	5.00	8/1/2048	1,650,000	[c]	1,633,902
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2037	590,000	[c]	603,666
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2047	875,000	[c]	878,306
California School Finance Authority, Revenue Bonds (Kipp SoCal Public Schools Obligated Group) Ser. A	5.00	7/1/2049	1,650,000	[c]	1,655,223
California School Finance Authority, Revenue Bonds (KIPP Social Projects) Ser. A	4.00	7/1/2050	1,135,000	[c]	961,977
California School Finance Authority, Revenue Bonds, Refunding (Aspire Public Schools Obligated Group)	5.00	8/1/2041	1,600,000	[c]	1,607,446
California School Finance Authority, Revenue Bonds, Refunding (Aspire Public Schools Obligated Group)	5.00	8/1/2025	150,000	[c,d]	154,924
California School Finance Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2052	1,500,000	[c]	1,441,113
California State University, Revenue Bonds, Ser. A	5.25	11/1/2053	1,000,000		1,120,665
California Statewide Communities Development Authority, Revenue Bonds (Enloe Medical Center Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	8/15/2052	1,000,000		1,079,882
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2036	5,250,000	[c]	5,311,485

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.5% (continued)
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.25	12/1/2056	1,500,000	[c]	1,456,518
California Statewide Communities Development Authority, Revenue Bonds, Refunding (American Baptist Homes)	5.00	10/1/2045	3,550,000		3,555,666
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2032	1,855,000	[c]	1,876,559
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2041	700,000	[c]	670,406
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Cottage Health System Obligated Group)	5.00	11/1/2024	4,000,000	[d]	4,052,542
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2051	5,500,000		4,802,511
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	4,555,000		4,615,567
California Statewide Communities Development Authority, Revenue Bonds, Refunding (John Muir Health) Ser. A	5.00	8/15/2041	1,200,000		1,229,562
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Odd Fellows Home of California Poject)	4.00	4/1/2043	1,900,000		1,905,573
California University, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2038	5,000,000		5,255,679
Escondido Union High School District, GO, Ser. C	0.00	8/1/2046	3,000,000	[e]	1,045,885
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M049	3.05	4/15/2034	4,645,000		4,045,183

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.5% (continued)
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. MO50	3.05	6/15/2037	5,795,000	[c]	4,645,896
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	0.00	1/15/2035	10,000,000	[e]	6,538,805
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Ser. A	4.00	1/15/2046	1,500,000		1,441,426
Fresno Joint Powers Financing Authority, Revenue Bonds, Refunding (Master Lease Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	4/1/2037	850,000		896,306
Fresno Joint Powers Financing Authority, Revenue Bonds, Refunding (Master Lease Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	4/1/2035	1,000,000		1,064,948
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2026	2,500,000		2,632,673
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2027	8,000,000	[d]	8,620,224
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2051	8,500,000		8,725,881
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2	0.00	6/1/2066	47,000,000	[e]	4,904,455
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2026	3,265,000	[e]	2,989,392
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2035	6,835,000		7,397,464
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2034	3,255,000		3,536,853
Imperial Irrigation District Electric System, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2038	1,800,000		1,862,768

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.5% (continued)
Imperial Irrigation District Electric System, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2037	2,500,000	2,592,727
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2048	4,250,000	4,332,407
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2043	2,500,000	2,565,008
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2044	2,500,000	2,510,916
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) (Insured; Build America Mutual) Ser. A	4.00	9/1/2044	1,110,000	1,114,147
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. A	5.00	9/1/2042	400,000	411,202
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. B	5.00	9/1/2042	990,000	1,017,724
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. C	5.00	9/1/2042	995,000	1,022,864
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2055	5,000,000	4,835,529
Jurupa Public Financing Authority, Special Tax Bonds, Refunding, Ser. A	5.00	9/1/2042	3,420,000	3,446,700
Lancaster Redevelopment Agency, Tax Allocation Bonds, Refunding (Comb Redevelopment Project Areas) (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2033	1,200,000	1,267,320
Long Beach Harbor, Revenue Bonds, Ser. D	5.00	5/15/2042	3,500,000	3,565,771
Los Angeles Community Facilities District, Special Tax Bonds, Refunding	5.00	9/1/2030	1,090,000	1,102,101
Los Angeles Community Facilities District, Special Tax Bonds, Refunding	5.00	9/1/2029	1,165,000	1,178,520
Los Angeles Department of Airports, Revenue Bonds, Refunding	5.00	5/15/2032	16,985,000	18,231,223

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.5% (continued)
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2028	4,215,000		4,496,781
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2027	2,370,000		2,491,285
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. C	5.00	5/15/2038	2,250,000		2,293,226
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,500,000		1,650,062
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2045	4,000,000		4,331,613
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2029	1,795,000		1,867,707
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2042	2,550,000		2,648,525
Northern California Transmission Agency, Revenue Bonds, Refunding (California-Oregon Transmission Project) Ser. A	5.00	5/1/2038	1,565,000		1,619,393
Northern California Transmission Agency, Revenue Bonds, Refunding (California-Oregon Transmission Project) Ser. A	5.00	5/1/2039	1,500,000		1,549,585
Oakland Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. TE	5.00	9/1/2036	3,000,000		3,066,579
Orange County Community Facilities District, Special Tax Bonds (Community Facilities District No. 2021-1) Ser. A	5.00	8/15/2047	4,000,000		4,027,097
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2041	6,000,000		6,073,333
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2042	3,000,000		3,064,994
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2047	1,000,000		1,014,028
Palomar Community College District, GO, Ser. B	6.38	8/1/2045	16,615,000	[a]	14,788,659
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2026	1,845,000		1,888,503

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.5% (continued)
Palomar Health, Revenue Bonds, Refunding (Palomar Health & Arch Health Partners Obligated Group)	5.00	11/1/2042	5,000,000	5,029,403
Peralta Community College District, GO, Refunding, Ser. A	4.00	8/1/2039	5,000,000	5,004,374
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2036	1,850,000	1,926,051
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2035	1,740,000	1,823,735
Pomona Redevelopment Agency, Tax Allocation Bonds, Refunding, Ser. Y	5.50	5/1/2032	2,765,000	3,077,536
Port of Los Angeles, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2039	2,050,000	2,061,057
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2037	1,750,000	1,754,388
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	3,250,000	3,343,831
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2036	1,000,000	1,078,928
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	6,120,000	6,479,343
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	5,615,000	5,983,564
Sacramento Municipal Utility District, Revenue Bonds, Refunding (Sustainable Bond) Ser. K	5.00	8/15/2038	540,000	623,681
Sacramento Unified School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. G	4.00	8/1/2044	1,000,000	1,002,724
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2038	2,000,000	2,082,293
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2042	6,000,000	6,190,100
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2042	3,000,000	3,127,165
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2044	1,000,000	951,946

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.5% (continued)
San Diego County Regional Airport Authority, Revenue Bonds, Ser. A	4.00	7/1/2051	5,000,000	4,781,249
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2053	3,000,000	3,104,146
San Diego Unified School District, GO (Sustainable Bond) Ser. G3	4.00	7/1/2053	1,000,000	982,410
San Francisco Bay Area Rapid Transit District, Revenue Bonds, Ser. A	4.00	7/1/2037	2,500,000	2,526,249
San Francisco City & County, GO, Ser. C1	4.00	6/15/2037	3,710,000	3,771,291
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A	5.00	1/1/2027	2,000,000	2,086,093
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A	5.00	1/1/2047	4,000,000	4,078,369
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2048	5,000,000	5,080,922
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2040	8,405,000	8,704,435
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds (Mission Bay South Redevelopment Project) (Insured; National Public Finance Guarantee Corp.) Ser. B	5.00	8/1/2043	1,100,000	1,133,470
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Refunding (Mission Bay North Redevelopment Project) Ser. A	5.00	8/1/2036	1,555,000	1,624,771
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Refunding (Mission Bay South Redevelopment Project) (Insured; National Public Finance Guarantee Corp.) Ser. C	5.00	8/1/2041	1,750,000	1,807,798
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2043	2,500,000	2,539,690
San Mateo Foster Public Financing Authority, Revenue Bonds	4.00	8/1/2039	1,500,000	1,525,102
San Mateo Foster Public Financing Authority, Revenue Bonds	4.00	8/1/2037	2,200,000	2,273,607

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.5% (continued)
Santa Margarita Water District, Special Tax Bonds, Refunding (Community Facilities District No. 99-1) Ser. B	5.00	9/1/2027	1,945,000		1,968,757
South San Francisco Unified School District, GO	4.00	9/1/2052	10,000,000		9,877,884
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2048	5,750,000		5,851,160
Stockton Unified School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2038	2,500,000		2,513,305
Tender Option Bond Trust Receipts (Series 2019-XF0761), (Los Angeles Department of Harbors, Revenue Bonds, Refunding (Sustainable Bond)) Non-Recourse, Underlying Coupon Rate 4.00%	4.43	8/1/2039	10,000,000	[c,f,g]	10,017,332
Tender Option Bond Trust Receipts (Series 2019-XF0762), (California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health)) Non-Recourse, Underlying Coupon Rate 5.00%	5.92	11/15/2046	12,275,000	[c,f,g]	12,747,809
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2035	650,000		662,559
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2039	1,900,000		1,918,857
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2032	695,000		719,171
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2033	1,500,000		1,544,369
University of California, Revenue Bonds, Refunding, Ser. BH	4.00	5/15/2040	3,000,000		3,044,669
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. L	4.00	5/15/2044	3,000,000		3,008,705
Vernon Electric System, Revenue Bonds, Ser. A	5.00	10/1/2027	1,500,000		1,566,365
Vernon Electric System, Revenue Bonds, Ser. A	5.00	4/1/2027	1,750,000		1,815,917

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.0% (continued)
California - 100.5% (continued)
Yosemite Community College District, GO, Ser. D	0.00	8/1/2031	5,545,000	[e] 4,258,516
				602,768,000
U.S. Related - .5%
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	1,900,000	2,011,005
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	1,000,000	1,045,124
				3,056,129
Total Long-Term Municipal Investments (cost $637,059,257)			605,824,129
Total Investments (cost $646,587,446)			102.3%	613,815,303
Liabilities, Less Cash and Receivables			(2.3%)	(13,869,702)
Net Assets			100.0%	599,945,601

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, these securities were valued at $68,318,146 or 11.39% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

g Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

Portfolio Summary (Unaudited) †	Value (%)
Medical	15.2
Airport	13.3
General Obligation	11.7
General	11.3
Education	10.7
Special Tax	6.7
Transportation	6.1
Tobacco Settlement	5.0
Nursing Homes	5.0
Multifamily Housing	4.4
School District	3.7
Development	2.3
Prerefunded	2.1
Power	1.9
Housing	1.3
Water	.9
Utilities	.7
102.3

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
TSFR	Term Secured Overnight Financing Rate	U.S. T-BILL	U.S. Treasury Bill Money Market Yield
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	646,587,446	613,815,303
Interest receivable		6,525,672
Receivable for shares of Common Stock subscribed		308,809
Prepaid expenses		46,854
		620,696,638
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		269,464
Cash overdraft due to Custodian		129,852
Payable for inverse floater notes issued—Note 4		13,365,000
Payable for investment securities purchased		6,250,500
Payable for shares of Common Stock redeemed		552,421
Interest and expense payable related to inverse floater notes issued—Note 4		96,854
Directors’ fees and expenses payable		4,539
Other accrued expenses		82,407
		20,751,037
Net Assets ($)		599,945,601
Composition of Net Assets ($):
Paid-in capital		634,021,071
Total distributable earnings (loss)		(34,075,470)
Net Assets ($)		599,945,601

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	69,200,143	3,603,417	50,541,339	9,906	476,590,796
Shares Outstanding	5,194,108	270,536	3,795,499	744	35,770,532
Net Asset Value Per Share ($)	13.32	13.32	13.32	13.31	13.32

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2023 (Unaudited)

Investment Income ($):
Interest Income	10,444,949
Expenses:
Management fee—Note 3(a)	1,361,684
Shareholder servicing costs—Note 3(c)	303,728
Interest and expense related to inverse floater notes issued—Note 4	281,857
Professional fees	61,782
Registration fees	38,085
Directors’ fees and expenses—Note 3(d)	32,040
Prospectus and shareholders’ reports	16,548
Distribution fees—Note 3(b)	14,636
Chief Compliance Officer fees—Note 3(c)	10,068
Loan commitment fees—Note 2	7,862
Custodian fees—Note 3(c)	4,911
Miscellaneous	23,967
Total Expenses	2,157,168
Less—reduction in fees due to earnings credits—Note 3(c)	(58,432)
Net Expenses	2,098,736
Net Investment Income	8,346,213
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,449,413)
Net change in unrealized appreciation (depreciation) on investments	3,153,379
Net Realized and Unrealized Gain (Loss) on Investments	1,703,966
Net Increase in Net Assets Resulting from Operations	10,050,179

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Operations ($):
Net investment income	8,346,213	17,305,422
Net realized gain (loss) on investments	(1,449,413)	(2,842,567)
Net change in unrealized appreciation (depreciation) on investments	3,153,379	(16,963,081)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,050,179	(2,500,226)
Distributions ($):
Distributions to shareholders:
Class A	(895,025)	(1,779,801)
Class C	(35,114)	(80,653)
Class I	(723,038)	(1,322,258)
Class Y	(137)	(305)
Class Z	(6,715,649)	(14,227,491)
Total Distributions	(8,368,963)	(17,410,508)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	5,937,733	9,266,263
Class C	162,908	334,172
Class I	9,140,496	36,617,225
Class Y	-	10,013
Class Z	1,950,155	9,745,107
Distributions reinvested:
Class A	766,487	1,500,789
Class C	35,114	80,652
Class I	711,898	1,292,921
Class Y	-	178
Class Z	5,311,485	11,320,210
Cost of shares redeemed:
Class A	(7,942,452)	(15,258,758)
Class C	(652,345)	(1,498,621)
Class I	(12,149,914)	(30,938,436)
Class Y	-	(13,611)
Class Z	(31,189,948)	(72,999,063)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(27,918,383)	(50,540,959)
Total Increase (Decrease) in Net Assets	(26,237,167)	(70,451,693)
Net Assets ($):
Beginning of Period	626,182,768	696,634,461
End of Period	599,945,601	626,182,768

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Capital Share Transactions (Shares):
Class Aa
Shares sold	449,583	696,504
Shares issued for distributions reinvested	58,647	113,226
Shares redeemed	(605,018)	(1,152,630)
Net Increase (Decrease) in Shares Outstanding	(96,788)	(342,900)
Class Ca,b
Shares sold	12,943	25,663
Shares issued for distributions reinvested	2,687	6,088
Shares redeemed	(50,739)	(112,932)
Net Increase (Decrease) in Shares Outstanding	(35,109)	(81,181)
Class Ib
Shares sold	699,393	2,735,737
Shares issued for distributions reinvested	54,471	97,601
Shares redeemed	(933,522)	(2,323,230)
Net Increase (Decrease) in Shares Outstanding	(179,658)	510,108
Class Y
Shares sold	-	745
Shares issued for distributions reinvested	-	14
Shares redeemed	-	(1,032)
Net Increase (Decrease) in Shares Outstanding	-	(273)
Class Z
Shares sold	147,725	732,132
Shares issued for distributions reinvested	406,284	853,933
Shares redeemed	(2,384,662)	(5,488,869)
Net Increase (Decrease) in Shares Outstanding	(1,830,653)	(3,902,804)

[a]

During the period ended November 30, 2023, 596 Class C shares representing $7,555 were automatically converted to 596 Class A shares and during the period May 31, 2023, 107 Class C shares representing $1,433 were automatically converted to 107 Class A shares.

[b]

During the period ended November 30, 2023, 75,010 Class Z shares representing $998,451 were exchanged for 75,072 Class A shares and during the period ended May 31, 2023, 31,165 Class Z shares representing $425,718 were exchanged for 31,188 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2023		Year Ended May 31,
Class A Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	13.27	13.66	15.22	14.82	14.94	14.81
Investment Operations:
Net investment income[a]	.17	.33	.34	.36	.39	.44
Net realized and unrealized gain (loss) on investments	.05	(.39)	(1.55)	.42	(.08)	.19
Total from Investment Operations	.22	(.06)	(1.21)	.78	.31	.63
Distributions:
Dividends from net investment income	(.17)	(.32)	(.33)	(.35)	(.39)	(.44)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.03)	(.04)	(.06)
Total Distributions	(.17)	(.33)	(.35)	(.38)	(.43)	(.50)
Net asset value, end of period	13.32	13.27	13.66	15.22	14.82	14.94
Total Return (%)[b]	1.69[c]	(.38)	(8.08)	5.27	2.07	4.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89[d]	.96	.95	.96	.99	.98
Ratio of net expenses to average net assets	.88[d]	.93	.93	.96	.99	.98
Ratio of interest and expense related to floating rate notes issued to average net assets	.09[d]	.09	.03	.02	.06	.05
Ratio of net investment income to average net assets	2.58[d]	2.48	2.27	2.36	2.62	3.00
Portfolio Turnover Rate	8.20[c]	6.81	10.45	9.84	17.89	22.63
Net Assets, end of period ($ x 1,000)	69,200	70,232	76,968	88,286	85,874	80,780

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2023		Year Ended May 31,
Class C Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	13.27	13.66	15.22	14.81	14.94	14.80
Investment Operations:
Net investment income[a]	.12	.23	.22	.24	.28	.33
Net realized and unrealized gain (loss) on investments	.05	(.39)	(1.54)	.43	(.10)	.20
Total from Investment Operations	.17	(.16)	(1.32)	.67	.18	.53
Distributions:
Dividends from net investment income	(.12)	(.22)	(.22)	(.23)	(.27)	(.33)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.03)	(.04)	(.06)
Total Distributions	(.12)	(.23)	(.24)	(.26)	(.31)	(.39)
Net asset value, end of period	13.32	13.27	13.66	15.22	14.81	14.94
Total Return (%)[b]	1.29[c]	(1.16)	(8.73)	4.47	1.22	3.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.67[d]	1.74	1.72	1.72	1.76	1.75
Ratio of net expenses to average net assets	1.65[d]	1.71	1.70	1.72	1.76	1.75
Ratio of interest and expense related to floating rate notes issued to average net assets	.09[d]	.09	.03	.02	.06	.05
Ratio of net investment income to average net assets	1.79[d]	1.70	1.48	1.59	1.86	2.24
Portfolio Turnover Rate	8.20[c]	6.81	10.45	9.84	17.89	22.63
Net Assets, end of period ($ x 1,000)	3,603	4,056	5,284	7,478	8,790	9,609

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2023		Year Ended May 31,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	13.27	13.65	15.21	14.81	14.94	14.80
Investment Operations:
Net investment income[a]	.18	.36	.37	.39	.43	.47
Net realized and unrealized gain (loss) on investments	.05	(.37)	(1.54)	.42	(.10)	.21
Total from Investment Operations	.23	(.01)	(1.17)	.81	.33	.68
Distributions:
Dividends from net investment income	(.18)	(.36)	(.37)	(.38)	(.42)	(.48)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.03)	(.04)	(.06)
Total Distributions	(.18)	(.37)	(.39)	(.41)	(.46)	(.54)
Net asset value, end of period	13.32	13.27	13.65	15.21	14.81	14.94
Total Return (%)	1.81[b]	(.07)	(7.87)	5.53	2.24	4.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66[c]	.73	.72	.71	.75	.73
Ratio of net expenses to average net assets	.65[c]	.69	.70	.71	.75	.73
Ratio of interest and expense related to floating rate notes issued to average net assets	.09[c]	.09	.03	.02	.06	.05
Ratio of net investment income to average net assets	2.81[c]	2.72	2.49	2.59	2.86	3.25
Portfolio Turnover Rate	8.20[b]	6.81	10.45	9.84	17.89	22.63
Net Assets, end of period ($ x 1,000)	50,541	52,739	47,314	55,395	58,718	50,296

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2023		Year Ended May 31,
Class Y Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	13.27	13.65	15.21	14.81	14.94	14.80
Investment Operations:
Net investment income[a]	.18	.38	.35	.39	.43	.48
Net realized and unrealized gain (loss) on investments	.04	(.42)	(1.56)	.43	(.09)	.20
Total from Investment Operations	.22	(.04)	(1.21)	.82	.34	.68
Distributions:
Dividends from net investment income	(.18)	(.33)	(.33)	(.39)	(.43)	(.48)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.03)	(.04)	(.06)
Total Distributions	(.18)	(.34)	(.35)	(.42)	(.47)	(.54)
Net asset value, end of period	13.31	13.27	13.65	15.21	14.81	14.94
Total Return (%)	1.72[b]	(.29)	(8.06)	5.54	2.28	4.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66[c]	.73	.72	.70	.69	.70
Ratio of net expenses to average net assets	.63[c]	.69	.70	.70	.69	.70
Ratio of interest and expense related to floating rate notes issued to average net assets	.09[c]	.09	.03	.02	.06	.05
Ratio of net investment income to average net assets	2.81[c]	2.72	2.50	2.61	2.89	3.27
Portfolio Turnover Rate	8.20[b]	6.81	10.45	9.84	17.89	22.63
Net Assets, end of period ($ x 1,000)	10	10	14	253	1,744	3,910

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2023		Year Ended May 31,
Class Z Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	13.27	13.66	15.22	14.82	14.94	14.81
Investment Operations:
Net investment income[a]	.18	.36	.37	.39	.43	.47
Net realized and unrealized gain (loss) on investments	.05	(.39)	(1.55)	.42	(.09)	.19
Total from Investment Operations	.23	(.03)	(1.18)	.81	.34	.66
Distributions:
Dividends from net investment income	(.18)	(.35)	(.36)	(.38)	(.42)	(.47)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.03)	(.04)	(.06)
Total Distributions	(.18)	(.36)	(.38)	(.41)	(.46)	(.53)
Net asset value, end of period	13.32	13.27	13.66	15.22	14.82	14.94
Total Return (%)	1.79[b]	(.18)	(7.88)	5.50	2.29	4.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68[c]	.75	.74	.74	.77	.76
Ratio of net expenses to average net assets	.66[c]	.72	.72	.74	.77	.76
Ratio of interest and expense related to floating rate notes issued to average net assets	.09[c]	.09	.03	.02	.06	.05
Ratio of net investment income to average net assets	2.79[c]	2.69	2.49	2.57	2.84	3.21
Portfolio Turnover Rate	8.20[b]	6.81	10.45	9.84	17.89	22.63
Net Assets, end of period ($ x 1,000)	476,591	499,146	567,055	681,094	699,074	738,744

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income, exempt from federal and California state income taxes, as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses

(other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	7,991,174	-	7,991,174
Municipal Securities	-	605,824,129	-	605,824,129
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	-	(13,365,000)	-	(13,365,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.

State-Specific Risk: The fund is subject to the risk that California’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $2,870,274 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2023. The fund has $40,940 of short-term capital losses and $2,829,334 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2023 was as follows: tax-exempt income $16,996,029, ordinary income $9,037 and long-term capital gains $405,442. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

at the time of borrowing. During the period ended November 30, 2023, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses allocable to Class Z shares (excluding taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1½% of the value of the average daily net assets of Class Z shares, the fund may deduct from the fees paid to the Adviser, or the Adviser will bear such excess expense. During the period ended November 30, 2023, there was no reduction in expenses pursuant to the Agreement.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended November 30, 2023, Class C shares were charged $14,636 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2023, Class A and Class C shares were charged $86,442 and $4,879, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2023, Class Z shares were charged $103,501 pursuant to the Shareholder Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2023, the fund was charged $53,848 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $53,521.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2023, the fund was charged $4,911 pursuant to the custody agreement. These fees were offset by earnings credits of $4,911.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2023, the fund was charged $3,803 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2023, the fund was charged $10,068 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $216,561, Distribution Plan fees of $2,257 Shareholder Services Plan

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fees of $15,636, Custodian fees of $4,405, Chief Compliance Officer fees of $3,438 and Transfer Agent fees of $27,167.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities during the period ended November 30, 2023, amounted to $49,117,242 and $53,548,685, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended November 30, 2023, was approximately $15,646,421, with a related weighted average annualized interest rate of 3.60%.

At November 30, 2023, accumulated net unrealized depreciation on investments was $32,772,143 consisting of $4,829,667 gross unrealized appreciation and $37,601,810 gross unrealized depreciation

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

ADDITIONAL INFORMATION (Unaudited)

UPDATES TO SALES CHARGE REDUCTIONS AND WAIVERS AVAILABLE FROM CERTAIN FINANCIAL INTERMEDIARIES:

The availability of certain sales charge reductions and waivers will depend on whether you purchase fund shares directly from the fund or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales load reductions or waivers or CDSC waivers, which are described in the fund’s prospectus. In all instances, it is the investor’s responsibility to notify the fund or the investor’s financial intermediary at the time of purchase of any relationship or other facts qualifying the investor for sales charge reductions or waivers. For reductions or waivers not available through a particular financial intermediary, investors will have to purchase fund shares directly from the fund or through another financial intermediary to receive these reductions or waivers.

Edward Jones

Clients of Edward D. Jones & Co., L.P. (Edward Jones) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge reductions and waivers, which can differ from the sales charge reductions and waivers described elsewhere in the fund’s prospectus or the SAI or through another financial intermediary. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of BNY Mellon Family of Funds, or other facts qualifying the purchaser for sales charge reductions or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Front-end sales charge reductions on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms can reduce their initial sales charge in the following ways:

• Transaction size breakpoints, as described in the fund’s prospectus.

• Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts as described in the fund’s prospectus, will be calculated based on the aggregated holdings of shares of funds in the BNY Mellon Family of Funds (except certain money market funds and any assets held in group retirement plans) held by the purchaser or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) and, if grouping assets as a shareholder, includes all share classes of such funds held on the Edward Jones platform and/or held on another platform. Shares of funds in the BNY Mellon Family of Funds may be included in the ROA calculation only if the shareholder notifies Edward Jones about such shares. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level. For purposes of determining the value of a shareholder’s aggregated holdings, eligible shares held will be valued at the higher of their cost minus redemptions or current market value.

• Letter of intent (LOI), which allows for breakpoint discounts as described in the fund’s prospectus, based on anticipated purchases of shares of funds in the BNY Mellon Family of Funds purchased over a 13-month period from the date Edward Jones receives the LOI. Eligible shares purchased pursuant to a LOI will be valued at the higher of their cost or current market value for purposes of determining the front-end sales charge and any breakpoint discounts with respect to such share purchases. Each purchase a shareholder makes pursuant to a LOI during the 13-month period will receive the front-end sales charge and breakpoint discount that applies to the total amount indicated in the LOI. Shares of funds in the BNY Mellon Family of Funds may be included in the LOI calculation only if the shareholder notifies Edward Jones about such shares at the time of calculation. Shares purchased before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid by the shareholder. The sales charge will be adjusted if the shareholder does not meet the goal indicated in the LOI. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Front-end sales charge waivers on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms may purchase Class A shares at NAV without payment of a sales charge as follows:

• shares purchased by associates of Edward Jones or its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones’ policies and procedures (Effective January 1, 2024, this waiver will be revised as follows: shares purchased by associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures)

• shares purchased in an Edward Jones fee-based program

ADDITIONAL INFORMATION (Unaudited) (continued)

• shares purchased through reinvestment of dividends and capital gains distributions of the fund

• shares purchased from the proceeds of redemptions of shares of a fund in the BNY Mellon Family of Funds, provided (1) the repurchase occurs within 60 days following the redemption, and (2) the redemption and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account (i.e., Right of Reinstatement) (Effective January 1, 2024, this waiver will be revised as follows: shares purchased from the proceeds of redemptions of shares of a fund in the BNY Mellon Family of Funds, provided that (1) the repurchase occurs within 60 days following the redemption, and (2) the redemption and purchase are made in a share class that charges a front-end sales charge, subject to one of the following conditions being met:

o the redemption and repurchase occur in the same account

o the redemption proceeds are used to process an IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA)

• shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any CDSC due, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the fund’s prospectus

• exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones

• Effective January 1, 2024: purchases of Class A shares for a 529 plan account through a rollover from either another education savings plan or a security used for qualified distributions

• Effective January 1, 2024: purchases of Class A shares for a 529 plan account made for recontribution of refunded amounts

CDSC waivers on Class A and C shares purchased on the Edward Jones commission and fee-based platforms

The fund’s CDSC on Class A and C shares may be waived for shares purchased on the Edward Jones commission and fee-based platforms in the following cases:

• redemptions made upon the death or disability of the shareholder

• redemptions made through a systematic withdrawal plan, if such redemptions do not exceed 10% of the value of the account annually

• redemptions made in connection with a return of excess contributions from an IRA account

• redemptions made as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

• redemptions made to pay Edward Jones fees or costs, but only if the redemption is initiated by Edward Jones

• shares exchanged in an Edward Jones fee-based program

• shares acquired through a Right of Reinstatement (as defined above)

• shares redeemed at the discretion of Edward Jones for accounts not meeting Edward Jones’ minimum balance requirements described below

Other important information for clients of Edward Jones who purchase fund shares on the Edward Jones commission and fee-based platforms

Minimum Purchase Amounts

• Initial purchase minimum: $250

• Subsequent purchase minimum: none

Minimum Balances

• Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o A fee-based account held on an Edward Jones platform

o A 529 account held on an Edward Jones platform

o An account with an active systematic investment plan or LOI

Exchanging Share Classes

• At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund. Edward Jones is responsible for any CDSC due, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the fund’s prospectus.

Merrill

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account are eligible only for the following sales load waivers (front-end or CDSC) and discounts, which differ from those disclosed elsewhere in the fund’s prospectus. Purchasers will have to buy mutual fund shares

ADDITIONAL INFORMATION (Unaudited) (continued)

directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation. Additional information on waivers or discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end sales charge waivers on Class A shares purchased through Merrill

Shareholders purchasing Class A shares of the fund through a Merrill platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

• shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• shares purchased through a Merrill investment advisory program

• brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

• shares purchased through the Merrill Edge Self-Directed platform

• shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

• shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

• shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

• shares purchased by eligible persons associated with the fund as defined in the fund’s prospectus (e.g., the fund’s officers or trustees)

• shares purchased from the proceeds of a mutual fund redemption in front-end load shares, provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

CDSC waivers on Class A and C shares purchased through Merrill

Fund shares purchased through a Merrill platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI:

• shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

• shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits, as described in the Merrill SLWD Supplement

• shares sold due to return of excess contributions from an IRA account

• shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

• front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.

Front-end sales charge reductions on Class A shares purchased through Merrill

Shareholders purchasing Class A shares of the fund through a Merrill platform or account are eligible only for the following sales charge reductions (i.e., discounts), which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Such shareholders can reduce their initial sales charge in the following ways:

• Breakpoint discounts, as described in the fund’s prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.

ADDITIONAL INFORMATION (Unaudited) (continued)

• Rights of accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.

• Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on October 30-31, 2023, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America, LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional California municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional California municipal debt funds (the “Performance Universe”), all for various periods ended August 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional California municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except the two-year period when the fund’s total return performance was above the Performance Group median, and was above the Performance Universe median for the one- and two-year periods and below the Performance Universe median for the three-, four-, five- and ten-year periods. The Board also considered that the fund’s yield performance was below the Performance Group median for seven of the ten one-year periods and at or above the Performance Universe median for nine of the ten one-year periods ended August 31st. The Board considered the relative proximity of the fund’s total return performance to the Performance Group and/or Performance Universe medians during certain periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses. The Board noted that effective December 1, 2022, the contractual management fee payable by the fund to the Adviser was reduced from an annual rate of .60% to an annual rate of .45% of the value of the fund’s average daily net asset.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the reduction to the management fee and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s relative performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

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For More Information

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DCAAX Class C: DCACX Class I: DCMIX Class Y: DCAYX Class Z: DRCAX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2024 BNY Mellon Securities Corporation 6124SA1123

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

By: /s/ David J. DiPetrillo

       David J. DiPetrillo

       President (Principal Executive Officer)

Date: January 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

      David J. DiPetrillo

      President (Principal Executive Officer)

Date: January 22, 2024

By: /s/ James Windels

      James Windels

     Treasurer (Principal Financial Officer)

Date: January 22, 2024

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)